Inventories (Tables)	12 Months Ended
Dec. 31, 2019
Classes Of Inventories [Abstract]
Schedule of Inventories

	2019	2018

Uranium
Concentrate	$204,123	$335,276
Broken ore	51,094	51,545
	255,217	386,821

Fuel services	62,701	75,541

Other	2,852	5,433

Total	$320,770	$467,795